OSI ETF Trust

O’Shares U.S. Quality Dividend ETF

Schedule of Investments

March 31, 2021 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 100.0%

Aerospace & Defense - 3.5%
General Dynamics Corp.	14,724	$2,673,289
L3Harris Technologies, Inc.	4,855	984,011
Lockheed Martin Corp.	39,189	14,480,336
Northrop Grumman Corp.	11,969	3,873,647
		22,011,283
Air Freight & Logistics - 1.7%
CH Robinson Worldwide, Inc.	10,667	1,017,952
Expeditors International of Washington, Inc.	19,129	2,060,002
United Parcel Service, Inc., Class B	44,549	7,572,884
		10,650,838
Banks - 0.8%
JPMorgan Chase & Co.	31,957	4,864,814

Beverages - 4.4%
Brown-Forman Corp., Class B	12,347	851,573
Coca-Cola Co. (The)	262,032	13,811,707
PepsiCo, Inc.	94,279	13,335,764
		27,999,044
Biotechnology - 3.2%
AbbVie, Inc.	46,525	5,034,936
Amgen, Inc.	62,863	15,640,943
		20,675,879
Building Products - 0.2%
Trane Technologies plc	7,225	1,196,171

Capital Markets - 3.2%
CME Group, Inc.	11,555	2,359,878
Moody’s Corp.	8,722	2,604,476
MSCI, Inc.	4,625	1,939,170
S&P Global, Inc.	25,047	8,838,335
T. Rowe Price Group, Inc.	26,648	4,572,797
		20,314,656
Commercial Services & Supplies - 0.7%
Cintas Corp.	2,823	963,518
Waste Management, Inc.	26,044	3,360,197
		4,323,715
Communications Equipment - 3.5%
Cisco Systems, Inc.	411,052	21,255,499
Motorola Solutions, Inc.	6,205	1,166,850
		22,422,349
Diversified Telecommunication Services - 4.7%
AT&T, Inc.	203,237	6,151,984
Verizon Communications, Inc.	412,247	23,972,163
		30,124,147
Electric Utilities - 1.2%
NextEra Energy, Inc.	105,458	7,973,679

Investments	Shares	Value ($)
Electrical Equipment - 0.4%
Emerson Electric Co.	15,281	$1,378,652
Rockwell Automation, Inc.	4,538	1,204,567
		2,583,219
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	14,050	926,878

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	17,567	6,192,016
Walmart, Inc.	60,579	8,228,446
		14,420,462
Food Products - 1.2%
General Mills, Inc.	27,727	1,700,220
Hershey Co. (The)	8,717	1,378,681
Hormel Foods Corp.	32,426	1,549,314
Kellogg Co.	8,846	559,952
Mondelez International, Inc., Class A	43,253	2,531,598
		7,719,765
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	26,259	3,146,878
Medtronic plc	58,095	6,862,762
Stryker Corp.	5,201	1,266,860
		11,276,500
Health Care Providers & Services - 3.1%
Anthem, Inc.	2,923	1,049,211
CVS Health Corp.	29,855	2,245,992
UnitedHealth Group, Inc.	44,602	16,595,066
		19,890,269
Health Care Technology - 0.1%
Cerner Corp.	12,659	909,929

Hotels, Restaurants & Leisure - 2.8%
McDonald’s Corp.	51,801	11,610,676
Starbucks Corp.	40,344	4,408,389
Yum! Brands, Inc.	15,095	1,632,977
		17,652,042
Household Durables - 0.2%
Garmin Ltd.	10,312	1,359,637

Household Products - 6.2%
Church & Dwight Co., Inc.	9,930	867,386
Clorox Co. (The)	11,447	2,207,897
Colgate-Palmolive Co.	77,205	6,086,070
Kimberly-Clark Corp.	35,229	4,898,592
Procter & Gamble Co. (The)	187,636	25,411,544
		39,471,489
Industrial Conglomerates - 4.9%
3M Co.	76,728	14,783,951
Honeywell International, Inc.	74,406	16,151,310
		30,935,261

OSI ETF Trust

O’Shares U.S. Quality Dividend ETF

Schedule of Investments

March 31, 2021 (unaudited)

Investments	Shares	Value ($)
Insurance - 2.4%
Allstate Corp. (The)	35,466	$4,075,043
Aon plc, Class A	16,062	3,696,027
Marsh & McLennan Cos., Inc.	60,541	7,373,894
		15,144,964
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	28,213	1,727,764

IT Services - 4.6%
Accenture plc, Class A	29,342	8,105,728
Amdocs Ltd.	8,918	625,598
Automatic Data Processing, Inc.	14,330	2,700,775
Broadridge Financial Solutions, Inc.	3,800	581,780
Cognizant Technology Solutions Corp., Class A	15,377	1,201,251
International Business Machines Corp.	16,539	2,203,987
Jack Henry & Associates, Inc.	2,557	387,948
Mastercard, Inc., Class A	8,553	3,045,296
Paychex, Inc.	18,547	1,817,977
Visa, Inc., Class A	40,150	8,500,959
Western Union Co. (The)	19,152	472,288
		29,643,587
Machinery - 1.7%
Cummins, Inc.	4,887	1,266,271
IDEX Corp.	5,060	1,059,159
Illinois Tool Works, Inc.	33,718	7,469,211
PACCAR, Inc.	9,929	922,603
		10,717,244
Media - 2.1%
Comcast Corp., Class A	247,029	13,366,739

Multiline Retail - 0.7%
Dollar General Corp.	6,744	1,366,469
Target Corp.	14,636	2,898,953
		4,265,422
Multi-Utilities - 0.4%
WEC Energy Group, Inc.	28,115	2,631,283

Pharmaceuticals - 14.0%
Eli Lilly and Co.	71,576	13,371,828
Johnson & Johnson	195,071	32,059,919
Merck & Co., Inc.	312,492	24,090,008
Pfizer, Inc.	522,957	18,946,732
Zoetis, Inc.	6,089	958,896
		89,427,383
Road & Rail - 1.5%
CSX Corp.	13,016	1,255,002
Norfolk Southern Corp.	4,915	1,319,776
Union Pacific Corp.	32,746	7,217,546
		9,792,324

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices, Inc.	4,668	$723,913
Broadcom, Inc.	1,831	848,961
Intel Corp.	178,502	11,424,128
Maxim Integrated Products, Inc.	8,304	758,737
Texas Instruments, Inc.	79,940	15,107,861
		28,863,600
Software - 6.8%
Citrix Systems, Inc.	4,262	598,214
Intuit, Inc.	3,624	1,388,209
Microsoft Corp.	139,424	32,871,997
Oracle Corp.	117,911	8,273,815
		43,132,235
Specialty Retail - 5.7%
Home Depot, Inc. (The)	105,014	32,055,524
Lowe’s Cos., Inc.	23,801	4,526,474
		36,581,998
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	152,585	18,638,258

Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	27,492	3,653,412

Tobacco - 1.2%
Philip Morris International, Inc.	88,035	7,812,226

Trading Companies & Distributors - 0.4%
Fastenal Co.	47,292	2,377,842

TOTAL COMMON STOCKS (COST $537,320,682)		637,478,307
Total Investments - 100.0% (Cost $537,320,682)		637,478,307
Other assets less liabilities - 0.0%†		232,968
Net Assets - 100.0%		$637,711,275

†Amount rounds to less than 0.1%.

OSI ETF Trust

O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments

March 31, 2021 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Auto Components - 3.5%
BorgWarner, Inc.	24,817	$1,150,516
Gentex Corp.	83,661	2,984,188
Lear Corp.	3,881	703,431
		4,838,135
Building Products - 2.6%
A O Smith Corp.	45,542	3,079,095
Simpson Manufacturing Co., Inc.	5,455	565,847
		3,644,942
Capital Markets - 9.2%
Artisan Partners Asset Management, Inc., Class A	30,047	1,567,552
Cohen & Steers, Inc.	12,018	785,136
Evercore, Inc., Class A	15,798	2,081,229
Federated Hermes, Inc.	17,983	562,868
Hamilton Lane, Inc., Class A	7,315	647,816
Houlihan Lokey, Inc.	38,089	2,533,299
Lazard Ltd., Class A	31,033	1,350,246
Moelis & Co., Class A	24,728	1,357,073
Morningstar, Inc.	5,005	1,126,325
Virtu Financial, Inc., Class A	21,507	667,792
		12,679,336
Commercial Services & Supplies - 2.7%
Brady Corp., Class A	17,226	920,730
Ennis, Inc.	23,708	506,166
Healthcare Services Group, Inc.	19,737	553,228
MSA Safety, Inc.	4,319	647,936
Tetra Tech, Inc.	5,952	807,805
UniFirst Corp.	1,283	287,020
		3,722,885
Consumer Finance - 1.1%
FirstCash, Inc.	23,895	1,569,185

Diversified Consumer Services - 2.5%
Graham Holdings Co., Class B	1,537	864,470
Service Corp. International	50,876	2,597,220
		3,461,690
Diversified Telecommunication Services - 1.1%
Cogent Communications Holdings, Inc.	21,756	1,495,942

Electric Utilities - 2.6%
ALLETE, Inc.	8,586	576,893
Hawaiian Electric Industries, Inc.	12,189	541,557
IDACORP, Inc.	8,262	825,952
MGE Energy, Inc.	2,384	170,194
Otter Tail Corp.	6,570	303,337
PNM Resources, Inc.	5,770	283,018
Portland General Electric Co.	19,161	909,573
		3,610,524

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components - 7.6%
Badger Meter, Inc.	7,278	$677,364
Dolby Laboratories, Inc., Class A	34,031	3,359,540
FLIR Systems, Inc.	51,114	2,886,408
Littelfuse, Inc.	3,489	922,631
National Instruments Corp.	62,542	2,700,876
		10,546,819
Food & Staples Retailing - 1.0%
Casey’s General Stores, Inc.	3,960	856,112
Weis Markets, Inc.	9,976	563,844
		1,419,956
Food Products - 5.9%
Flowers Foods, Inc.	93,933	2,235,605
Ingredion, Inc.	27,717	2,492,313
J & J Snack Foods Corp.	6,149	965,577
Lancaster Colony Corp.	10,580	1,855,309
Tootsie Roll Industries, Inc.	19,060	631,458
		8,180,262
Gas Utilities - 2.5%
Chesapeake Utilities Corp.	1,474	171,102
National Fuel Gas Co.	8,942	447,011
New Jersey Resources Corp.	12,240	488,009
Northwest Natural Holding Co.	2,205	118,960
ONE Gas, Inc.	7,606	584,977
Southwest Gas Holdings, Inc.	3,502	240,622
Spire, Inc.	3,834	283,294
UGI Corp.	26,682	1,094,229
		3,428,204
Health Care Equipment & Supplies - 1.5%
Hill-Rom Holdings, Inc.	18,790	2,075,919

Health Care Providers & Services - 5.3%
Encompass Health Corp.	34,685	2,840,702
National HealthCare Corp.	36,039	2,807,798
Premier, Inc., Class A	47,898	1,621,347
		7,269,847
Household Durables - 3.6%
Leggett & Platt, Inc.	35,729	1,631,029
MDC Holdings, Inc.	12,101	718,799
Whirlpool Corp.	11,953	2,633,844
		4,983,672
Household Products - 1.0%
WD-40 Co.	4,720	1,445,170

Insurance - 7.8%
AMERISAFE, Inc.	9,313	596,032
Erie Indemnity Co., Class A	10,009	2,211,088
Fidelity National Financial, Inc.	66,772	2,714,950
First American Financial Corp.	42,166	2,388,704
Kemper Corp.	6,970	555,648
Safety Insurance Group, Inc.	15,739	1,326,011
Stewart Information Services Corp.	18,200	946,946
		10,739,379

OSI ETF Trust

O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments

March 31, 2021 (unaudited)

Investments	Shares	Value ($)
IT Services - 4.8%
CSG Systems International, Inc.	23,196	$1,041,268
Genpact Ltd.	47,531	2,035,277
MAXIMUS, Inc.	30,713	2,734,686
NIC, Inc.	24,822	842,211
		6,653,442
Life Sciences Tools & Services - 2.5%
Bio-Techne Corp.	8,948	3,417,510

Machinery - 8.8%
Donaldson Co., Inc.	31,411	1,826,864
Franklin Electric Co., Inc.	4,300	339,442
Graco, Inc.	37,312	2,672,285
ITT, Inc.	5,872	533,824
Snap-on, Inc.	14,923	3,443,333
Toro Co. (The)	26,988	2,783,542
Watts Water Technologies, Inc., Class A	4,927	585,377
		12,184,667
Media - 3.2%
Interpublic Group of Cos., Inc. (The)	130,115	3,799,358
New York Times Co. (The), Class A	11,009	557,276
		4,356,634
Multi-Utilities - 1.6%
Avista Corp.	6,700	319,925
Black Hills Corp.	5,630	375,915
MDU Resources Group, Inc.	33,843	1,069,777
NorthWestern Corp.	7,283	474,852
		2,240,469
Professional Services - 4.9%
Exponent, Inc.	11,045	1,076,335
ManTech International Corp., Class A	16,318	1,418,850
Robert Half International, Inc.	43,235	3,375,357
Science Applications International Corp.	10,019	837,488
		6,708,030
Road & Rail - 0.5%
Landstar System, Inc.	4,038	666,512

Semiconductors & Semiconductor Equipment - 1.5%
Monolithic Power Systems, Inc.	5,660	1,999,169

Software - 2.4%
CDK Global, Inc.	39,652	2,143,587
InterDigital, Inc.	7,542	478,540
Progress Software Corp.	14,191	625,255
		3,247,382
Specialty Retail - 0.6%
Williams-Sonoma, Inc.	4,656	834,355

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 0.8%
Xerox Holdings Corp.	48,007	$1,165,130

Textiles, Apparel & Luxury Goods - 1.1%
Carter’s, Inc.*	8,236	732,428
Hanesbrands, Inc.	43,248	850,688
		1,583,116
Thrifts & Mortgage Finance - 0.5%
Radian Group, Inc.	29,492	685,689

Tobacco - 0.9%
Universal Corp.	9,369	552,677
Vector Group Ltd.	45,690	637,376
		1,190,053
Trading Companies & Distributors - 4.1%
MSC Industrial Direct Co., Inc., Class A	34,924	3,149,796
Watsco, Inc.	9,490	2,474,517
		5,624,313
Water Utilities - 0.2%
American States Water Co.	3,761	284,407

TOTAL COMMON STOCKS (COST $108,291,220)		137,952,745
Total Investments - 99.9% (Cost $108,291,220)		137,952,745
Other assets less liabilities - 0.1%		107,900
Net Assets - 100.0%		$138,060,645

*Non-income producing security.

OSI ETF Trust

O’Shares Global Internet Giants ETF

Schedule of Investments

March 31, 2021 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Entertainment - 11.1%
Activision Blizzard, Inc.	26,814	$2,493,702
Bilibili, Inc., ADR*	94,078	10,071,991
CTS Eventim AG & Co. KGaA*	117,854	6,848,123
Electronic Arts, Inc.	16,202	2,193,265
Live Nation Entertainment, Inc.*	110,496	9,353,486
NetEase, Inc., ADR	50,102	5,173,532
Netflix, Inc.*	14,292	7,455,565
Nexon Co. Ltd.	81,557	2,649,680
Roku, Inc.*	31,243	10,178,032
Spotify Technology SA*	18,175	4,869,991
Take-Two Interactive Software, Inc.*	16,755	2,960,608
Tencent Music Entertainment Group, ADR*	237,180	4,859,818
Ubisoft Entertainment SA*	72,373	5,518,692
Zynga, Inc., Class A*	454,741	4,642,906
		79,269,391
Interactive Media & Services - 22.0%
Adevinta ASA*	545,748	8,049,069
Alphabet, Inc., Class A*	16,016	33,033,320
Baidu, Inc., ADR*	18,838	4,098,207
Facebook, Inc., Class A*	80,955	23,843,676
InterActive Corp.*	13,425	2,903,962
Match Group, Inc.*	24,918	3,423,235
Pinterest, Inc., Class A*	133,347	9,871,678
Snap, Inc., Class A*	214,109	11,195,760
Tencent Holdings Ltd.	378,517	29,699,255
TripAdvisor, Inc.*	147,854	7,953,067
Twitter, Inc.*	85,822	5,460,854
Z Holdings Corp.	413,877	2,062,269
Zillow Group, Inc., Class C*	67,349	8,731,124
ZoomInfo Technologies, Inc., Class A*	138,685	6,781,696
		157,107,172
Internet & Direct Marketing Retail - 29.7%
Alibaba Group Holding Ltd., ADR*	119,330	27,055,691
Amazon.com, Inc.*	11,737	36,315,217
Booking Holdings, Inc.*	5,170	12,045,273
Chewy, Inc., Class A*	64,786	5,488,022
Delivery Hero SE*	81,446	10,577,445
eBay, Inc.	37,823	2,316,280
Etsy, Inc.*	21,105	4,256,245
Farfetch Ltd., Class A*	128,934	6,836,081
Fiverr International Ltd.*	32,304	7,015,783
HelloFresh SE*	88,515	6,616,415
JD.com, Inc., ADR*	109,933	9,270,650
Just Eat Takeaway.com NV*	92,320	8,530,561
Meituan, Class B*	502,166	19,261,285
MercadoLibre, Inc.*	7,972	11,735,900
Ocado Group plc*	145,972	4,098,440
Pinduoduo, Inc., ADR*	119,762	16,033,737

Investments	Shares	Value ($)
THG plc*	741,292	$6,376,912
Trip.com Group Ltd., ADR*	178,224	7,063,017
Vipshop Holdings Ltd., ADR*	91,996	2,747,001
Wayfair, Inc., Class A*	10,921	3,437,385
Zalando SE*	54,177	5,325,712
		212,403,052
IT Services - 7.7%
Kingsoft Cloud Holdings Ltd., ADR*	170,298	6,696,117
MongoDB, Inc.*	19,071	5,100,158
Okta, Inc.*	27,745	6,115,830
Shopify, Inc., Class A*	10,722	11,835,959
Snowflake, Inc., Class A*	52,596	12,059,211
Twilio, Inc., Class A*	23,589	8,038,188
Wix.com Ltd.*	17,828	4,977,934
		54,823,397
Software - 29.4%
Adobe, Inc.*	14,855	7,061,621
Atlassian Corp. plc, Class A*	19,201	4,046,803
Avalara, Inc.*	32,369	4,318,996
Bill.com Holdings, Inc.*	43,046	6,263,193
Cloudflare, Inc., Class A*	93,508	6,569,872
Coupa Software, Inc.*	19,814	5,042,267
Crowdstrike Holdings, Inc., Class A*	47,431	8,656,632
Datadog, Inc., Class A*	88,091	7,341,504
DocuSign, Inc.*	36,014	7,291,034
Dynatrace, Inc.*	88,344	4,261,715
Fortinet, Inc.*	18,082	3,334,682
HubSpot, Inc.*	12,473	5,665,361
Intuit, Inc.	13,071	5,006,977
Kingdee International Software Group Co. Ltd.*	1,765,215	5,471,986
Microsoft Corp.	111,639	26,321,127
Oracle Corp.	36,685	2,574,187
Palantir Technologies, Inc., Class A*	292,270	6,806,968
Palo Alto Networks, Inc.*	11,187	3,602,885
Paycom Software, Inc.*	11,419	4,225,715
RingCentral, Inc., Class A*	14,918	4,443,774
salesforce.com, Inc.*	33,746	7,149,765
SAP SE	19,084	2,342,081
ServiceNow, Inc.*	14,973	7,488,147
Sinch AB*	47,746	8,413,875
Splunk, Inc.*	28,209	3,821,755
TeamViewer AG*	99,813	4,273,611
Trade Desk, Inc. (The), Class A*	9,974	6,499,657
Unity Software, Inc.*	54,158	5,432,589
VMware, Inc., Class A*	15,098	2,271,494
Workday, Inc., Class A*	15,245	3,787,315
Xero Ltd.*	70,937	6,836,310
Zendesk, Inc.*	36,870	4,889,699
Zoom Video Communications, Inc., Class A*	38,695	12,432,317
Zscaler, Inc.*	36,980	6,348,357
		210,294,271

OSI ETF Trust

O’Shares Global Internet Giants ETF

Schedule of Investments

March 31, 2021 (unaudited)

Investments	Shares	Value ($)
TOTAL COMMON STOCKS (COST $626,303,643)		$713,897,283
Total Investments - 99.9% (Cost $626,303,643)		713,897,283
Other assets less liabilities - 0.1%		770,526
Net Assets - 100.0%		$714,667,809

*Non-income producing security.

Abbreviations
ADR  American Depositary Receipt

O’Shares Global Internet Giants ETF invested, as a percentage of net assets, in the following countries as of March 31, 2021:

Argentina	1.6%
Canada	1.7%
China	20.6%
France	1.9%
Germany	6.2%
Israel	1.7%
Japan	0.7%
New Zealand	1.0%
Sweden	1.2%
United Kingdom	2.4%
United States	60.9%
Other(1)	0.1%
100.0%

(1)Includes cash and any non-equity securities and net other assets (liabilities).

OSI ETF Trust

O’Shares Europe Quality Dividend ETF

Schedule of Investments

March 31, 2021 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.4%

Aerospace & Defense - 1.4%
BAE Systems plc	44,333	$308,890

Air Freight & Logistics - 1.8%
Deutsche Post AG (Registered)	6,994	384,041

Beverages - 5.1%
Carlsberg A/S, Class B	2,085	321,122
Diageo plc	10,599	437,168
Pernod Ricard SA	1,801	338,780
		1,097,070
Building Products - 1.5%
Geberit AG (Registered)	501	320,248

Capital Markets - 1.8%
Partners Group Holding AG	297	380,895

Diversified Financial Services - 2.8%
Investor AB, Class B	7,692	614,562

Diversified Telecommunication Services - 5.9%
Deutsche Telekom AG (Registered)	18,855	380,492
Elisa OYJ	4,571	274,739
Koninklijke KPN NV	104,289	354,720
Swisscom AG (Registered)	505	272,045
		1,281,996
Electric Utilities - 2.6%
Iberdrola SA	44,056	568,792

Electrical Equipment - 5.3%
ABB Ltd. (Registered)	12,520	379,930
Legrand SA	3,487	325,075
Schneider Electric SE	2,844	435,368
		1,140,373
Entertainment - 1.5%
Vivendi SE	10,209	335,962

Food & Staples Retailing - 3.0%
Kesko OYJ, Class B	11,793	361,477
Koninklijke Ahold Delhaize NV	10,021	279,720
		641,197
Food Products - 5.8%
Danone SA	4,758	327,136
Nestle SA (Registered)	8,290	927,874
		1,255,010
Health Care Equipment & Supplies - 1.3%
Coloplast A/S, Class B	1,854	279,450

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure - 1.7%
Compass Group plc*	17,916	$361,264

Household Products - 1.4%
Henkel AG & Co. KGaA	2,994	297,167

Industrial Conglomerates - 2.2%
Siemens AG (Registered)	2,949	485,234

Insurance - 1.5%
Admiral Group plc	7,820	334,575

Machinery - 5.6%
Atlas Copco AB, Class A	6,856	418,142
Kone OYJ, Class B	5,686	465,520
Schindler Holding AG	1,107	326,519
		1,210,181
Personal Products - 5.0%
L’Oreal SA	1,132	434,787
Unilever plc	11,715	655,579
		1,090,366
Pharmaceuticals - 18.5%
AstraZeneca plc	4,247	424,644
GlaxoSmithKline plc	20,162	358,290
Merck KGaA	2,426	415,716
Novartis AG (Registered)	6,380	547,535
Novo Nordisk A/S, Class B	10,841	736,245
Roche Holding AG	2,776	900,950
Sanofi	6,251	618,968
		4,002,348
Professional Services - 6.6%
Experian plc	8,136	280,294
RELX plc	21,469	538,802
SGS SA (Registered)	107	304,805
Wolters Kluwer NV	3,393	295,575
		1,419,476
Semiconductors & Semiconductor Equipment - 3.5%
ASML Holding NV	1,262	766,829

Software - 3.9%
Sage Group plc (The)	29,631	250,524
SAP SE	4,854	595,707
		846,231
Specialty Retail - 1.7%
Industria de Diseno Textil SA	11,066	365,465

Textiles, Apparel & Luxury Goods - 4.8%
Cie Financiere Richemont SA (Registered)	4,406	424,800
LVMH Moet Hennessy Louis Vuitton SE	921	614,940
		1,039,740

OSI ETF Trust

O’Shares Europe Quality Dividend ETF

Schedule of Investments

March 31, 2021 (unaudited)

Investments	Shares	Value ($)
Tobacco - 3.2%
British American Tobacco plc	10,828	$414,419
Swedish Match AB	3,502	273,931
		688,350
TOTAL COMMON STOCKS (COST $18,403,986)		21,515,712
Total Investments - 99.4% (Cost $18,403,986)		21,515,712
Other assets less liabilities - 0.6%		123,755
Net Assets - 100.0%		$21,639,467

*Non-income producing security.

Abbreviations
OYJ  Public Limited Company

O’Shares Europe Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of March 31, 2021:

Denmark	6.2%
Finland	5.1%
France	15.9%
Germany	11.8%
Netherlands	7.8%
Spain	4.3%
Sweden	6.0%
Switzerland	22.1%
United Kingdom	20.2%
Other(1)	0.6%
100.0%

(1)Includes cash and any non-equity securities and net other assets (liabilities).

OSI ETF Trust

Notes to Quarterly Schedules of Investments

Schedule of Investments

March 31, 2021 (unaudited)

Investment Valuation

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between:

(1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•Level 1 — Quoted prices in active markets for identical assets.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2021 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O’Shares U.S. Quality Dividend ETF Investments
Common Stocks*	$637,478,307	$—	$—	$637,478,307
Total Investments	$637,478,307	$—	$—	$637,478,307

O’Shares U.S. Small-Cap Quality Dividend ETF Investments
Common Stocks*	$137,952,745	$—	$—	$137,952,745
Total Investments	$137,952,745	$—	$—	$137,952,745

O’Shares Global Internet Giants ETF Investments
Common Stocks*	$713,897,283	$—	$—	$713,897,283
Total Investments	$713,897,283	$—	$—	$713,897,283

O’Shares Europe Quality Dividend ETF Investments
Common Stocks*	$21,515,712	$—	$—	$21,515,712
Total Investments	$21,515,712	$—	$—	$21,515,712

*See Schedules of Investments for segregation by industry type.